COMMITMENTS AND CONTINGENCIES (Details) $ / shares in Units, $ in Millions		1 Months Ended								12 Months Ended
	Jun. 06, 2017 shares	Oct. 31, 2019 USD ($) installment	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) installment	Jan. 31, 2019 USD ($) shares	Oct. 31, 2016 USD ($) shares	Aug. 31, 2016 shares	Jun. 30, 2016 HKD ($) shares	Aug. 31, 2014 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016	Oct. 31, 2016 CNY (¥)	Aug. 06, 2016 USD ($)	Aug. 06, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	May 31, 2016	Dec. 31, 2014
Loss Contingencies
Funds raised for the development of CrossFire new mobile game										$ 8,259,345				¥ 57,499,910		¥ 57,499,910
Number of options canceled | shares	10,806,665
Investments in equity investees										$ 1,436,410				¥ 10,000,000		45,216,118
Common stock par value | $ / shares										$ 0.01					$ 0.01
Initial deposit for joint venture arrangement			$ 5,000,000							$ 5,010,342	¥ 34,881,000	¥ 0	¥ 0
Redeemable convertible preferred shares redemption value										1,842,569	12,827,598	¥ 40,918,773
Copyright infringements
Loss Contingencies
Total aggregated claim										400,000	3,000,000
Third-party consultant
Loss Contingencies
Number of options canceled | shares					1,000,000
Joint venture to manufacture, market, distribute and sell electric cars
Loss Contingencies
Initial deposit for joint venture arrangement				$ 5,000,000
Number of installments to pay capital contribution | installment				3
Development fee payable		$ 18,000,000
Development fee payable, number of installments | installment		4
Development fee payable, first installment		$ 6,000,000
Development fee payable, first installment, payment period		2 days
Joint venture to manufacture, market, distribute and sell electric cars | Maximum
Loss Contingencies
Investment commitments				$ 600,000,000
Equity Method Investment Funding Commitment				$ 600,000,000
System Link Corporation Limited ('System Link")
Loss Contingencies
Ownership interest (as a percent)																									50.00%
Refund of court acceptance fee paid										500,000	3,800,000
First Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value										16,500,000
Second Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value										18,100,000
Third Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value										19,900,000
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") | Beijing Ti Knight
Loss Contingencies
Investment commitments															$ 600,000	4,100,000	$ 1,300,000	¥ 9,000,000
Investments in equity investees															700,000	4,900,000
Purchase commitment amount										1,000,000	6,800,000
Maximum accumulated investment for waiving purchase commitment										$ 900,000	¥ 6,000,000
Purchase commitment, description										As of December 31, 2018, the Group has both a capital commitment and a purchase commitment amounting to RMB5.0 million (US$0.8 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million).	As of December 31, 2018, the Group has both a capital commitment and a purchase commitment amounting to RMB5.0 million (US$0.8 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million).
Equity Method Investment Funding Commitment															$ 600,000	¥ 4,100,000	$ 1,300,000	¥ 9,000,000
L&A International Holding Limited
Loss Contingencies
Line of credit amount								$ 92.3															$ 11,900,000
Interest rate (as a percent)								2.00%															2.00%
Line of credit , duration								24 months
Amount of shares pledged | shares								417,440,000
Percentage of shares owned								58.10%											37.00%				58.10%	10.40%
Red 5 Studios, Inc. ("Red 5") | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares issued, shares | shares									27,438,952
New Star International Development Ltd ("New Star") | Series A Preferred Stock
Loss Contingencies
Redeemable convertible preferred shares issued, shares | shares										39,766,589	39,766,589
Jiu Gang | Smilegate
Loss Contingencies
Ownership interest (as a percent)										20.00%				20.00%
Jiu Gang | Shenzhen EN-plus Technologies Co., Ltd. ("EN+")
Loss Contingencies
Ownership interest (as a percent)										80.00%				80.00%
Jiu Gang | Joint venture related to new energy electric vehicles
Loss Contingencies
Investment commitments										$ 7,200,000				¥ 50,000,000
Equity Method Investment Funding Commitment										7,200,000				50,000,000
CrossFire New Mobile Game | Smilegate
Loss Contingencies
Period for payment of minimum guarantee for royalty					30 days
CrossFire New Mobile Game | Minimum | Smilegate
Loss Contingencies
Guarantee for royalty					$ 2,000,000
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Loss Contingencies
Funds raised for the development of CrossFire new mobile game						$ 8,300,000				8,300,000				57,500,000						¥ 57,500,000
Additional funds aimed to be raised for the development of CrossFire new mobile game						$ 14,400,000				14,400,000				100,000,000						¥ 100,000,000
Funds required for the development of CrossFire new mobile game										$ 22,600,000				¥ 157,500,000							$ 22,600,000	¥ 157,500,000
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange | Elegant Wisdom Limited
Loss Contingencies
Option granted | shares						365,079	1,000,000